SHARE-BASED COMPENSATION (Schedule of RSU activity) (Details) - RSU's	6 Months Ended
Jun. 30, 2023 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested at beginning of period	19,703
Granted	0
Vested	(4,753)
Forfeited	(1,853)
Unvested at end of period	13,097